Net Loss Per Share (Reverse Stock Split) (Details)	1 Months Ended	12 Months Ended
	May. 31, 2013	Dec. 31, 2014
Net Loss Per Share [Abstract]
Reverse stock split, conversion ratio		0.4348
Reverse stock split	0.4348